United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number      811-3121

EquiTrust Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA  50266-
5997
(Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:      July 31, 2005

Date of reporting period:     April 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item  1.
  Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
April 30, 2005
(Unaudited)
                                                                          Annualized
                                                                          Yield on
                                                                          Purchase       Principal
                                                                            Date        Amount      Value
                                                                           ----------   -------- ----------
SHORT-TERM INVESTMENTS (98.65%)
  COMMERCIAL PAPER (10.28%)
    NONDEPOSITORY INSTITUTIONS
    American Express Credit Corp., 3.03%, due 07/28/05                        3.033%  $ 775,000  $  775,000
    General Electric Capital Corp., 2.99%, due 06/21/05                       2.993     750,000     750,000

                                                                                                 ----------
  Total Commercial Paper (Cost $1,525,000)                                                        1,525,000

  UNITED STATES GOVERNMENT AGENCIES (88.37%)
    Federal Home Loan Bank, due 05/06/05                                      2.688     750,000     749,669
    Federal Home Loan Bank, due 06/10/05                                      2.873   1,500,000   1,495,174
    Federal Home Loan Bank, due 06/24/05                                      2.940     875,000     871,140
    Federal Home Loan Mortgage Corp., due 05/03/05                            2.613   1,500,000   1,499,678
    Federal Home Loan Mortgage Corp., due 05/04/05                            2.728     675,000     674,798
    Federal Home Loan Mortgage Corp., due 05/11/05                            2.771   1,000,000     999,166
    Federal Home Loan Mortgage Corp., due 05/17/05                            2.714     900,000     898,864
    Federal Home Loan Mortgage Corp., due 06/13/05                            2.874   1,100,000   1,096,202
    Federal Home Loan Mortgage Corp., due 06/30/05                            2.929     500,000     497,564
    Federal National Mortgage Assoc., due 05/25/05                            2.815     750,000     748,557
    Federal National Mortgage Assoc., due 05/27/05                            2.795     750,000     748,453
    Federal National Mortgage Assoc., due 06/01/05                            2.828     500,000     498,763
    Federal National Mortgage Assoc., due 06/17/05                            2.960     800,000     796,898
    Federal National Mortgage Assoc., due 06/22/05                            2.938     800,000     796,601
    Federal National Mortgage Assoc., due 06/29/05                            2.972     750,000     746,353
                                                                                                 ----------
  Total United States Government Agencies (Cost $13,117,880)                                     13,117,880
                                                                                                 ----------
Total Short-Term Investments (Cost $14,642,880)                                                  14,642,880

OTHER ASSETS LESS LIABILITIES (1.35%)
  Cash, receivables, prepaid expenses and other assets, less liabilities                            200,865
                                                                                                 ----------
Total Net Assets (100.00%)                                                                     $ 14,843,745
                                                                                                 ==========

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EquiTrust Money Market Fund, Inc.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     June 14, 2005


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date:     June 19, 2005